UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund:  BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$614,788,599
Total Investments (Cost — $604,035,654) — 100.1%	614,788,599
Liabilities in Excess of Other Assets — (0.1)%	(700,460)

Net Assets — 100.0%	$614,088,139

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of January 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $614,788,599 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2015	1

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.7%
Healthscope Ltd. (a)	7,828,689	$16,374,975
Belgium — 3.1%
KBC Groep NV (a)	350,502	18,851,676
China — 2.4%
Want Want China Holdings Ltd.	12,288,000	14,715,062
Denmark — 5.0%
Genmab A/S (a)	271,374	18,183,981
Novo Nordisk A/S, Class B	287,243	12,802,624

		30,986,605
France — 7.2%
BNP Paribas SA	226,607	11,898,029
Cie de Saint-Gobain	491,719	20,947,486
Société Générale SA	289,816	11,637,898

		44,483,413
Germany — 5.5%
Deutsche Post AG, Registered Shares	1,045,419	33,832,843
Hong Kong — 3.6%
Sands China Ltd.	4,583,400	22,313,588
Israel — 2.5%
Teva Pharmaceutical Industries Ltd. — ADR	274,446	15,605,000
Japan — 9.3%
Kyowa Hakko Kirin Co. Ltd.	919,000	10,465,125
Mazda Motor Corp.	889,500	18,270,747
Recruit Holdings Co. Ltd. (a)	429,900	12,519,393
Tokio Marine Holdings, Inc.	452,700	15,804,755

		57,060,020
Mexico — 2.6%
Grupo Televisa SAB — ADR (a)	485,900	15,845,199
Netherlands — 3.1%
ING Groep NV (a)	1,519,066	18,885,565
South Korea — 2.0%
POSCO	53,426	12,410,612
Switzerland — 7.2%
Cie Financiere Richemont SA, Registered Shares	266,211	22,116,307
Syngenta AG, Registered Shares	67,126	21,865,210

		43,981,517
United Kingdom — 27.0%
AstraZeneca PLC	435,420	30,995,646
Imperial Tobacco Group PLC	483,380	22,703,955
ITV PLC	5,145,075	17,027,791
Kingfisher PLC	5,716,490	29,406,662
Liberty Global PLC, Series A (a)	406,366	18,985,419
Royal Mail PLC	2,512,232	16,420,410
Vodafone Group PLC	8,682,723	30,532,743

		166,072,626

Common Stocks	Shares	Value
United States — 12.0%
AMETEK, Inc.	242,170	$11,599,943
Discovery Communications, Inc., Class A (a)	687,154	19,917,159
The Estee Lauder Cos., Inc., Class A	271,149	19,140,408
Las Vegas Sands Corp.	270,090	14,684,793
TripAdvisor, Inc. (a)	126,830	8,498,878

		73,841,181
Total Long-Term Investments (Cost — $574,456,568) — 95.2%		585,259,882

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(c)	15,938,008	15,938,008
Total Short-Term Securities (Cost — $15,938,008) — 2.6%		15,938,008
Total Investments (Cost — $590,394,576) — 97.8%		601,197,890
Other Assets Less Liabilities — 2.2%		13,590,709

Net Assets — 100.0%		$614,788,599

Portfolio Abbreviations

ADR	American Depositary Receipts	CAD	Canadian Dollar	USD	U.S. Dollar
AUD	Australian Dollar	GBP	British Pound

2	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$591,074,075

Gross unrealized appreciation	$43,923,249
Gross unrealized depreciation	(33,799,434)

Net unrealized appreciation	$10,123,815

(a)	Non-income producing security.

(b)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	3,631,049	12,306,959	15,938,008	$1,777	$2,667

(c)	Represents the current yield as of report date.

•	As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	26,222,000	USD	39,464,110	Citibank N.A.	2/05/15	$31,624
USD	28,664,211	GBP	17,975,000	Deutsche Bank AG	2/05/15	1,591,181
USD	13,146,789	GBP	8,247,000	Morgan Stanley & Co. International PLC	2/05/15	725,578
AUD	22,727,000	USD	18,411,825	Deutsche Bank AG	4/16/15	(805,956)
CAD	29,500,000	USD	24,676,363	Credit Suisse International	4/16/15	(1,483,139)
USD	39,439,330	GBP	26,222,000	Citibank N.A.	5/07/15	(29,678)
Total						$29,610

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2015	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

As of January 31, 2015, the following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$16,374,975	—	$16,374,975
Belgium	—	18,851,676	—	18,851,676
China	—	14,715,062	—	14,715,062
Denmark	—	30,986,605	—	30,986,605
France	—	44,483,413	—	44,483,413
Germany	—	33,832,843	—	33,832,843
Hong Kong	—	22,313,588	—	22,313,588
Israel	$15,605,000	—	—	15,605,000
Japan	—	57,060,020	—	57,060,020
Mexico	15,845,199	—	—	15,845,199
Netherlands	—	18,885,565	—	18,885,565
South Korea	—	12,410,612	—	12,410,612
Switzerland	—	43,981,517	—	43,981,517
United Kingdom	18,985,419	147,087,207	—	166,072,626
United States	73,841,181	—	—	73,841,181
Short-Term Securities	15,938,008	—	—	15,938,008

Total	$140,214,807	$460,983,083	—	$601,197,890

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$2,348,383	—	$2,348,383
Liabilities:
Foreign currency exchange contracts	—	(2,318,773)	—	(2,318,773)

Total	—	$29,610	—	$29,610

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, foreign currency at value of $51,072 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

4	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 25, 2015